As filed with the Securities and Exchange Commission on May 29, 2025

Securities Act Registration No. 333-281744
Investment Company Act Registration No. 811-23997

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 13	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 15	☒

TORTOISE CAPITAL SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

5901 College Boulevard, Suite 400
Overland Park, Kansas 66211
(Address of Principal Executive Offices) (Zip Code)

(913) 981-1020
(Registrant’s Telephone Number, including Area Code)

Tom Florence
5901 College Boulevard, Suite 400
Overland Park, Kansas 66211
(Name and Address of Agent for Service)

Copies to:
Deborah Bielicke Eades
Vedder Price P.C.
222 North LaSalle Street
Chicago, Illinois 60601

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☒	On June 13, 2025 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	On [•] 2025 pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On [•] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

The sole purpose of this filing is to delay the effectiveness of Post-Effective Amendment No. 1 to Tortoise Capital Series Trust’s Registration Statement related solely to Tortoise Global Water Fund until June 13, 2025. Parts A, B and C of Registrant’s Post-Effective Amendment No. 1 under the Securities Act of 1933 and Amendment No. 3 under the Investment Company Act of 1940, filed on February 14, 2025, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement on Form N-1A to be signed on behalf by the undersigned, duly authorized, in the city of Overland Park, and State of Kansas on this 29th day of May 2025.

Tortoise Capital series trust

By:	/s/ Tom Florence
Tom Florence
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, the following persons in the capacities and on the dates indicated have signed the Registration Statement below.

Signatures	Title	Date

/s/ Tom Florence	Principal Executive Officer and Trustee	May 29, 2025
Tom Florence

/s/ Peter Sattelmair	Principal Financial Officer and	May 29, 2025
Peter Sattelmair	Principal Accounting Officer

*	Trustee	May 29, 2025
Andrew J. Iseman

*	Trustee	May 29, 2025
John C. Maxwell

*	Trustee	May 29, 2025
Carrie Ramirez Schoffman

*	Trustee	May 29, 2025
Keith A. Fletcher

/s/ Jeffrey Kruske	Attorney-In-Fact	May 29, 2025
Jeffrey Kruske

*	An original power of attorney authorizing, among others, Jeffrey Kruske to execute this registration statement, and amendments thereto, for each of the Trustees of the Registrant is filed, has been executed and is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed on October 18, 2024.